TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Goodwill and Intangible assets		$ 327	$ 358
Other temporary differences	[1]	14,300	8,664
Temporary differences related to inventory	[2]	6,083	6,962
Carryforward losses, deductions and credits		1,102	868
Less-valuation allowance		(1,102)	(822)
Total deferred tax assets		20,710	16,030
Deferred tax liabilities
Property and equipment		(9,143)	(8,149)
Intangible liabilities		(6,504)
Other temporary differences		(3,648)
Total deferred tax liabilities		(19,295)	(8,149)
Deferred tax assets, net		$ 1,415	$ 7,881

[1]	Deriving mainly from provision for labor related and warranty provision. The increase mainly related to provision for loss contingencies and lease accounting in accordance with ASC842
[2]	Deriving mainly from the provision for slow moving inventory and IRS section 263(a).